Deferred charges, net	12 Months Ended
Sep. 30, 2018
Deferred charges, net [Abstract]
Deferred charges, net
4.	Deferred charges, net:

Deferred charges of  $443,394 as of September 2018 represent  dry-dock costs incurred of $784,474 less amortization  of $341,080. On October 27, 2017, the Company’s vessel commenced its scheduled dry-dock which was completed  on November 25, 2017.In accordance with the Company’s policy such cost was deferred and will be amortized on a straight-line basis over the estimated period until the next dry-dock which is estimated to take place in  November  2019.